Consolidated Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 13,261	$ 16,206
Trade receivables	720	143
Prepayments and other assets	1,586	1,105
Inventories	785	718
Due from related party	1,552	0
Total current assets	17,904	18,172
FIXED ASSETS, NET:
Vessels, net	900,885	916,697
Total fixed assets, net	900,885	916,697
OTHER NON CURRENT ASSETS:
Restricted cash	50,000	50,000
Due from related party	1,350	1,350
Accrued charter revenue	654	745
Deferred charges	2,296	2,223
Total assets	973,089	989,187
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,402 and $2,518, respectively	45,598	45,482
Trade payables	4,562	5,496
Due to related party	24	2,202
Accrued liabilities	1,333	1,641
Derivative financial instrument, current portion	907	0
Unearned revenue	8,874	9,814
Total current liabilities	61,298	64,635
NON-CURRENT LIABILITIES:
Deferred revenue	3,186	3,173
Derivative financial instrument, non-current portion	2,442	0
Long-term debt, net of current portion and unamortized deferred financing fees of $6,157 and $7,328, respectively	584,843	607,672
Total non-current liabilities	590,471	610,845
Commitments and contingencies	0	0
PARTNERS' EQUITY:
Common unitholders (35,490,000 units issued and outstanding as at June 30, 2020 and December 31, 2019)	194,626	187,021
General Partner (35,526 units issued and outstanding as at June 30, 2020 and December 31, 2019)	(20)	(28)
Total partners' equity	321,320	313,707
Total liabilities and partners' equity	973,089	989,187
Series A Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	73,216	73,216
Preferred unitholders	73,216	73,216
Series B Preferred Stock
PARTNERS' EQUITY:
Total partners' equity	53,498	53,498
Preferred unitholders	$ 53,498	$ 53,498